Average Annual Total Returns - VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO - VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO - VIP Growth Opportunities Portfolio	Apr. 29, 2024
VIP Growth Opportunities Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	45.65%
Past 5 years	19.09%
Past 10 years	15.73%
VIP Growth Opportunities Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	45.51%
Past 5 years	18.97%
Past 10 years	15.61%
VIP Growth Opportunities Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	45.30%
Past 5 years	18.79%
Past 10 years	15.44%
RS004
Average Annual Return:
Past 1 year	42.68%
Past 5 years	19.50%
Past 10 years	14.86%